Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Interest and Other Income (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income/(expenses)	[1]	$ 326	$ 302	$ (305)	$ 628	$ 602
Of which:
Interest income		559	481	616	1,040	1,204
Dividend income (from investments in equity securities)		44	1	30	45	53
Net gains/(losses) on sales and revaluation of non-current assets and businesses		128	(127)	143	1	154
Net foreign exchange gains/(losses) on financing activities		(447)	(137)	(1,169)	(584)	(1,103)
Other		$ 42	$ 85	$ 74	$ 127	$ 293

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]